Cover	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	47-2569713
Entity Address, Address Line One	Suite 540, 1385 West 8th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6H 3V9
City Area Code	604
Local Phone Number	678-1388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par valueper share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001403752